Summary of significant accounting policies and basis of presentation - Fair value (Details) - USD ($)		12 Months Ended
	May. 13, 2015	Dec. 31, 2015	Dec. 31, 2014
ATL
Fair value of financial instruments
Shares purchased	15,025,075
Share market price (in dollars per share)	$ 0.095	$ 0.051
Period from date of purchase entity may not sell shares	24 months
Discount (in dollars per share)	$ 0.022	$ 0.014
Foreign currency forward contracts | Not designated as hedging instrument | Other Income
Fair value of financial instruments
Gain (loss) recognized		$ (400,000)	$ 300,000
Foreign currency forward contracts | Not designated as hedging instrument | Prepaid expenses and other current assets
Fair value of financial instruments
Notional amount		0	2,300,000
Fair value		0	$ 400,000
Level II | Noncurrent other assets | ATL
Fair value of financial instruments
Net fair value of shares	$ 1,100,000	$ 550,000